787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

December 2, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock California Municipal Bond Fund, a series of BlackRock California Municipal Series Trust
(File No. 2-96581 and File No. 811-04264)

Ladies and Gentlemen:

On behalf of BlackRock California Municipal Series Trust and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated November 19, 2014, to the Prospectus, dated September 29, 2014, for BlackRock California Municipal Bond Fund (the “Fund”). The purpose of the filing is to submit the 497(e) filing dated November 19, 2014 in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at 212-728-8813.

Very truly yours,

/s/ Diana N. Huffman
Diana N. Huffman

Enclosures

cc: Ben Archibald, Esq., BlackRock Advisors, LLC